Segment Reporting	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 12 – SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer. The CODM regularly reviews financial information for each operating segment, including segment revenue and segment operating income, for purposes of allocating resources and assessing segment performance. The CODM uses segment operating income as the primary measure of segment profit or loss and evaluates segment performance primarily by comparing actual results with budgeted results and results for prior periods. Resource allocation decisions are made as part of the Company’s annual budgeting process and are updated throughout the year based on each segment’s operating performance, growth prospects and strategic objectives. The CODM reviews operation results by the revenue of different products. Based on CODM ’s assessment, the Company has determined that it has two operating segments: online education services, and technological development and operation service. Our online education service consists of two types of online services: Online Education Cloud Service (“B2B2C”) and Online Training Service (“B2C”).

The following tables present summary information by segment for the years ended March 31, 2026, 2025 and 2024, respectively:

	For the Year Ended
	March 31, 2026	March 31, 2025	March 31, 2024
Revenue from Online Education Service
Revenue from B2B2C Service	$4,467,177	$5,663,747	$6,875,040
Revenue from B2C Service	42,604	20,342	137,412
Revenue from Technological Development and Operation Service	1,844,492	502,556	210,768
Total	$6,354,274	$6,186,645	$7,223,220

All the Company’s revenue was generated from its business operation in China.

	For the Year Ended March 31, 2026
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$4,509,782	$1,844,492	$6,354,274
Cost of revenue and related tax	3,198,140	1,308,034	4,506,174
Gross profit	$1,311,642	$536,458	$1,848,100
Selling expense	733,201	299,878	1,033,079
Depreciation and amortization	$43,476	$17,781	$61,257
Total capital expenditures	$36,050	$14,744	$50,794

	For the Year Ended March 31, 2025
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$5,684,089	$502,556	$6,186,645
Cost of revenue and related tax	3,492,409	117,341	3,609,750
Gross profit	$2,191,680	$385,215	$2,576,895
Selling expense	783,313	69,256	852,569
Depreciation and amortization	$82,175	$7,266	$89,441
Total capital expenditures	$9,993	$883	$10,876

	For the Year Ended March 31, 2024
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$7,012,452	$210,768	$7,223,220
Cost of revenue and related tax	4,148,694	83,559	4,232,253
Gross profit	$2,863,758	$127,209	$2,990,967
Selling expense	1,035,525	31,124	1,066,649
Depreciation and amortization	$169,574	$5,097	$174,671
Total capital expenditures	$95,020	$-	$95,020

	As of March 31, 2026	As of March 31, 2025
Total assets:
Online Education Service	$14,110,391	$14,193,359
Technological Development and Operation Service	335,438	1,254,899
Total Assets	$14,445,829	$15,448,258